UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2019

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2019

WESTERN ASSET

EMERGING MARKETS

DEBT FUND

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Emerging Markets Debt Fund for the six-month reporting period ended August 31, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 27, 2019

II	Western Asset Emerging Markets Debt Fund

Performance review

For the six months ended August 31, 2019, Class I shares of Western Asset Emerging Markets Debt Fund returned 6.26%. The Fund’s unmanaged benchmark, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)i, returned 7.06% for the same period. The Lipper Emerging Markets Hard Currency Debt Funds Category Averageii returned 4.18% over the same time frame.

Performance Snapshot as of August 31, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset Emerging Markets Debt Fund:
Class A	6.32%
Class A2	6.33%
Class C	5.74%
Class FI	6.14%
Class I	6.26%
Class IS	6.53%
JPMorgan Emerging Markets Bond Index Global	7.06%
Lipper Emerging Markets Hard Currency Debt Funds Category Average	4.18%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2019 for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 4.21%, 4.16%, 3.60%, 4.29%, 4.60% and 4.70%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class A2, Class C, Class FI, Class I and Class IS shares would have been 3.63%, 3.59%, 3.00%, 3.65%, 3.98% and 4.08%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 28, 2019, as supplemented July 12, 2019, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class I and Class IS shares were 1.59%, 1.59%, 2.35%, 1.41%, 1.26% and 1.26%, respectively.

Western Asset Emerging Markets Debt Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 1.30% for Class A2 shares, 1.85% for Class C shares, 1.10% for Class FI shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 27, 2019

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in foreign securities are subject to certain risks not associated with domestic investing, such as currency fluctuations, and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Investments in high-yield (“junk”) bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Emerging Markets Debt Fund

[i]

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollardenominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 284 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Emerging Markets Debt Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2019 and February 28, 2019 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2019 and held for the six months ended August 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	6.32%	$1,000.00	$1,063.20	1.00%	$5.19	Class A	5.00%	$1,000.00	$1,020.11	1.00%	$5.08
Class A2	6.33	1,000.00	1,063.30	1.05	5.45	Class A2	5.00	1,000.00	1,019.86	1.05	5.33
Class C	5.74	1,000.00	1,057.40	1.81	9.36	Class C	5.00	1,000.00	1,016.04	1.81	9.17
Class FI	6.14	1,000.00	1,061.40	1.10	5.70	Class FI	5.00	1,000.00	1,019.61	1.10	5.58
Class I	6.26	1,000.00	1,062.60	0.80	4.15	Class I	5.00	1,000.00	1,021.11	0.80	4.06
Class IS	6.53	1,000.00	1,065.30	0.70	3.63	Class IS	5.00	1,000.00	1,021.62	0.70	3.56

2	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

[1]	For the six months ended August 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— JPMorgan Emerging Markets Bond Index Global

EM	— Emerging Markets

WA EM Debt	— Western Asset Emerging Markets Debt Fund

4	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— JPMorgan Emerging Markets Bond Index Global

EM	— Emerging Markets

WA EM Debt	— Western Asset Emerging Markets Debt Fund

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2019

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 56.3%
Angola — 0.6%
Angolan Government International Bond, Senior Notes	9.500%	11/12/25	200,000		$226,702	(a)
Argentina — 1.9%
Argentina Bonar Bonds (Argentina BADLAR Private Deposit Rate + 2.000%)	54.553%	4/3/22	450,000	ARS	2,359	(b)
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	66.777%	6/21/20	6,680,000	ARS	32,301	(b)
Argentine Republic Government International Bond, Senior Notes	8.280%	12/31/33	378,550		157,098
Argentine Republic Government International Bond, Senior Notes, Step Bond (3.750% to 3/31/2029 then 5.250%)	3.750%	12/31/38	475,000		172,781	(b)
Autonomous City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	370,000		243,275	(a)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	190,000		61,750	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	160,000		52,800	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	150,000		70,500	(a)
Total Argentina					792,864
Armenia — 0.5%
Republic of Armenia International Bond, Senior Notes	6.000%	9/30/20	200,000		204,963	(c)
Bahrain — 1.8%
Bahrain Government International Bond, Senior Notes	6.750%	9/20/29	200,000		227,100	(c)
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	440,000		511,100	(a)
Total Bahrain					738,200
Brazil — 1.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,720,000	BRL	466,407
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		215,352
Total Brazil					681,759
Colombia — 1.4%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		309,602
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	200,000		251,300
Total Colombia					560,902

See Notes to Financial Statements.

6	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Costa Rica — 0.6%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	260,000	$262,928	(a)
Dominican Republic — 1.2%
Dominican Republic International Bond, Senior Notes	7.500%	5/6/21	133,334	140,335	(c)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	300,000	344,253	(a)
Total Dominican Republic				484,588
Ecuador — 2.3%
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	510,000	529,130	(a)
Ecuador Government International Bond, Senior Notes	7.875%	1/23/28	200,000	187,650	(a)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	200,000	215,925	(a)
Total Ecuador				932,705
Egypt — 1.3%
Egypt Government International Bond, Senior Notes	7.500%	1/31/27	200,000	217,485	(a)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	300,000	326,677	(a)
Total Egypt				544,162
El Salvador — 0.6%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	100,000	102,626	(a)
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	150,000	153,525	(a)
Total El Salvador				256,151
Ethiopia — 0.5%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	200,000	208,819	(c)
Ghana — 1.1%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	200,000	198,080	(a)
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	210,000	261,899	(a)
Total Ghana				459,979
Indonesia — 5.5%
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	780,000	897,718	(c)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	570,000		$677,668	(a)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	970,000,000	IDR	69,356
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	509,000,000	IDR	38,126
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	7,330,000,000	IDR	546,404
Total Indonesia					2,229,272
Ivory Coast — 0.5%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	210,000		198,961	(a)
Jamaica — 0.6%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	200,000		233,750
Jordan — 0.7%
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	265,000		276,628	(a)
Kazakhstan — 1.4%
Kazakhstan Government International Bond, Senior Notes	3.875%	10/14/24	540,000		576,369	(c)
Kenya — 0.5%
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	200,000		211,914	(a)
Kuwait — 0.7%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	260,000		285,890	(a)
Mexico — 2.6%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	280,000		310,016
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	687,000		744,887
Total Mexico					1,054,903
Nigeria — 1.1%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	200,000		219,496	(a)
Nigeria Government International Bond, Senior Notes	7.625%	11/28/47	250,000		241,442	(a)
Total Nigeria					460,938
Oman — 1.9%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	365,000		360,265	(a)

See Notes to Financial Statements.

8	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oman — continued
Oman Government International Bond, Senior Notes	6.000%	8/1/29	250,000		$249,135	(a)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	200,000		188,529	(c)
Total Oman					797,929
Panama — 1.3%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	211,000		309,381
Panama Government International Bond, Senior Notes	3.870%	7/23/60	200,000		230,000
Total Panama					539,381
Paraguay — 0.6%
Paraguay Government International Bond, Senior Notes	5.400%	3/30/50	200,000		235,625	(a)
Peru — 1.4%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	290,000		497,785
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	60,000		91,651
Total Peru					589,436
Philippines — 2.1%
Philippine Government International Bond, Senior Notes	3.950%	1/20/40	440,000		529,298
Philippine Government International Bond, Senior Notes	3.700%	2/2/42	275,000		324,965
Total Philippines					854,263
Qatar — 2.6%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	220,000		293,635	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	600,000		773,428	(a)
Total Qatar					1,067,063
Romania — 0.6%
Romanian Government International Bond, Senior Notes	5.125%	6/15/48	200,000		233,748	(c)
Russia — 3.6%
Russian Federal Bond — OFZ	7.600%	7/20/22	42,280,000	RUB	648,460
Russian Federal Bond — OFZ	7.050%	1/19/28	4,138,000	RUB	62,588

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Russia — continued
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	400,000	$495,250	(a)
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	200,000	247,625	(c)
Total Russia				1,453,923
Saudi Arabia — 1.2%
Saudi Government International Bond, Senior Notes	4.625%	10/4/47	400,000	473,281	(c)
Senegal — 0.6%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	250,000	248,029	(a)
South Africa — 0.9%
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	350,000	359,001
Sri Lanka — 1.1%
Sri Lanka Government International Bond, Senior Notes	6.125%	6/3/25	200,000	193,931	(c)
Sri Lanka Government International Bond, Senior Notes	6.825%	7/18/26	260,000	257,091	(a)
Total Sri Lanka				451,022
Turkey — 3.5%
Turkey Government International Bond, Senior Notes	5.750%	3/22/24	200,000	195,207
Turkey Government International Bond, Senior Notes	6.350%	8/10/24	200,000	199,252
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	600,000	525,348
Turkey Government International Bond, Senior Notes	4.875%	4/16/43	340,000	261,777
Turkey Government International Bond, Senior Notes	5.750%	5/11/47	280,000	230,240
Total Turkey				1,411,824
Ukraine — 2.3%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/21	190,000	198,370	(c)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	710,000	731,975	(a)
Total Ukraine				930,345
United Arab Emirates — 0.8%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	260,000	323,927	(a)

See Notes to Financial Statements.

10	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Uruguay — 1.2%
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	200,000	$248,752
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	200,000	245,752
Total Uruguay				494,504
Venezuela — 0.5%
Venezuela Government International Bond, Senior Notes	9.250%	9/15/27	1,285,000	208,812	*(d)
Vietnam — 1.0%
Vietnam Government International Bond, Senior Notes	4.800%	11/19/24	380,000	413,504	(a)
Total Sovereign Bonds (Cost — $23,128,342)				22,968,964
Corporate Bonds & Notes — 38.2%
Communication Services — 1.9%
Communications Equipment — 0.5%
Millicom International Cellular, SA	5.125%	1/15/28	200,000	208,750	(c)
Diversified Telecommunication Services — 0.5%
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	200,000	203,743	(a)
Media — 0.9%
Prosus NV, Senior Notes	5.500%	7/21/25	320,000	364,906	(a)
Total Communication Services				777,399
Consumer Discretionary — 0.6%
Hotels, Restaurants & Leisure — 0.6%
Gohl Capital Ltd., Senior Notes	4.250%	1/24/27	250,000	264,863	(c)
Energy — 13.3%
Oil, Gas & Consumable Fuels — 13.3%
Abu Dhabi Crude Oil Pipeline LLC, Senior Secured Notes	4.600%	11/2/47	200,000	248,000	(a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	240,000	282,903
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	210,000	251,269	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	200,000	252,664	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	260,000	274,711	(a)
Pertamina Persero PT, Senior Notes	6.450%	5/30/44	340,000	450,779	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	637,000	690,317
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	400,000	447,600
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	760,000	112,100	*(c)(d)
Petroleos de Venezuela SA, Senior Notes	6.000%	5/16/24	780,000	105,300	*(c)(d)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	300,000	339,000	(a)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	558,000		$545,445
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	400,000		345,080
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	290,000		315,466	(a)
Sinopec Group Overseas Development 2017 Ltd., Senior Notes	4.000%	9/13/47	420,000		483,148	(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.550%	11/1/28	200,000		232,250	(a)
YPF SA, Senior Notes	16.500%	5/9/22	7,000,000	ARS	49,427	(a)
YPF SA, Senior Notes	16.500%	5/9/22	1,180,000	ARS	8,332	(c)
Total Energy					5,433,791
Financials — 9.5%
Banks — 7.9%
ABQ Finance Ltd., Senior Notes	3.500%	2/22/22	200,000		203,615	(c)
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	150,000		160,314	(a)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000		261,053	(a)(b)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year U.S. Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	200,000		192,250	(a)(b)
Export-Import Bank of China, Senior Notes	3.625%	7/31/24	470,000		501,310	(c)
Itau Unibanco Holding SA, Junior Subordinated Notes (6.125% to 12/12/22 then 5 year Treasury Constant Maturity Rate + 3.981%)	6.125%	12/12/22	400,000		404,000	(a)(b)(e)
Russian Agricultural Bank OJSC Via RSHB
Capital SA, Subordinated Notes	8.500%	10/16/23	640,000		715,904	(c)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	400,000		389,806	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	200,000		188,860	(a)
United Overseas Bank Ltd., Subordinated Notes (3.750% to 4/15/24 then 5 year Treasury Constant Maturity Rate + 1.500%)	3.750%	4/15/29	200,000		208,480	(a)(b)
Total Banks					3,225,592

See Notes to Financial Statements.

12	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — 1.1%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	230,000	$240,063	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	200,000	209,800	(a)
Total Diversified Financial Services				449,863
Real Estate Management & Development — 0.5%
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	1/11/20	200,000	200,500	(c)
Total Financials				3,875,955
Industrials — 1.9%
Industrial Conglomerates — 0.7%
Sinochem Overseas Capital Co. Ltd., Senior Notes	4.500%	11/12/20	290,000	297,114	(c)
Road & Rail — 0.6%
Empresa de Transporte de Pasajeros Metro SA, Senior Notes	5.000%	1/25/47	210,000	245,700	(a)
Transportation Infrastructure — 0.6%
DP World PLC, Senior Notes	5.625%	9/25/48	200,000	238,957	(a)
Total Industrials				781,771
Materials — 4.5%
Chemicals — 2.4%
CNAC HK Finbridge Co. Ltd., Senior Notes	4.125%	7/19/27	470,000	500,463	(c)
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	217,4 20	(c)
OCP SA, Senior Notes	4.500%	10/22/25	230,000	244,540	(a)
Total Chemicals				962,423
Metals & Mining — 1.6%
Indonesia Asahan Aluminum Persero PT, Senior Notes	6.757%	11/15/48	350,000	463,371	(c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	90,000	118,505
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	43,000	54,019
Total Metals & Mining				635,895
Paper & Forest Products — 0.5%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	200,000	222,240
Total Materials				1,820,558
Real Estate — 0.5%
Real Estate Management & Development — 0.5%
Country Garden Holdings Co. Ltd., Senior Secured Notes	7.250%	4/4/21	200,000	200,793	(c)

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Emerging Markets Debt Fund

Security		Rate	Maturity Date	Face Amount†		Value
Utilities — 6.0%
Electric Utilities — 5.1%
Abu Dhabi National Energy Co. PJSC, Senior Notes		4.875%	4/23/30	220,000		$255,200	(a)
Comision Federal de Electricidad, Senior Notes		4.875%	1/15/24	400,000		425,504	(a)
Enel Chile SA, Senior Notes		4.875%	6/12/28	270,000		301,576
Kallpa Generacion SA, Senior Notes		4.125%	8/16/27	200,000		208,752	(a)
Pampa Energia SA, Senior Notes		7.500%	1/24/27	230,000		147,200	(a)
Perusahaan Listrik Negara PT, Senior Notes		4.125%	5/15/27	300,000		321,331	(a)
Perusahaan Listrik Negara PT, Senior Notes		4.875%	7/17/49	360,000		405,811	(a)
Total Electric Utilities						2,065,374
Independent Power and Renewable Electricity Producers — 0.9%
Three Gorges Finance Ltd., Senior Notes		3.150%	6/2/26	370,000		385,696	(a)
Total Utilities						2,451,070
Total Corporate Bonds & Notes (Cost — $15,198,452)						15,606,200

	Counterparty	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
OTC Purchased Options — 0.1%
Euro/U.S. Dollar, Put @ $1.15	JPMorgan Chase & Co.	10/21/19	750,000	750,000		36,298
U.S. Dollar/Indian Rupee, Put @ 69.20 INR	JPMorgan Chase & Co.	9/23/19	650,000	650,000		50
U.S. Dollar/Indian Rupee, Put @ 68.50 INR	Barclays Bank PLC	1/13/20	725,000	725,000		523
U.S. Dollar/Indonesian Rupiah, Put @ 14,000.00 IDR	JPMorgan Chase & Co.	1/14/20	700,000	700,000		3,632
Total Purchased Options (Cost — $34,747)						40,503

		Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Argentina — 0.1%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost — $108,516)		4.000%	3/6/20	2,728,634	ARS	20,720
Total Investments before Short-Term Investments (Cost — $38,470,057)						38,636,387

See Notes to Financial Statements.

14	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Security	Rate	Maturity Date	Face Amount†		Value
Short-Term Investments — 1.0%
Sovereign Bonds — 0.7%
Egypt — 0.6%
Egypt Treasury Bills	8.076%	10/1/19	4,200,000	EGP	$252,108	(f)
Argentina — 0.1%
Argentina Treasury Bills	56.772%	7/29/20	4,150,000	ARS	46,273	(f)
Total Sovereign Bonds (Cost — $380,950)					298,381

			Shares
Money Market Funds — 0.3%
Western Asset Government Cash Management Portfolio LLC (Cost — $125,361)	2.120%		125,361		125,361	(g)
Total Short-Term Investments (Cost — $506,311)					423,742
Total Investments — 95.7% (Cost — $38,976,368)					39,060,129
Other Assets in Excess of Liabilities — 4.3%					1,760,124
Total Net Assets — 100.0%					$40,820,253

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	The coupon payment on these securities is currently in default as of August 31, 2019.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Rate shown represents yield-to-maturity.
(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At August 31, 2019, the total market value of investments in Affiliated Companies was $125,361 and the cost was $125,361 (Note 8).

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Emerging Markets Debt Fund

Abbreviations used in this schedule:

ARS	— Argentine Peso

BRL	— Brazilian Real

CER	— Coeficente de Establilzacion de Referencia

EGP	— Egyptian Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JSC	— Joint Stock Company

OJSC	— Open Joint Stock Company

PJSC	— Private Joint Stock Company

RUB	— Russian Ruble

Schedule of Written Options
OTC Written Options
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Euro/U.S. Dollar, Call	JPMorgan Chase & Co.	10/21/19	$1.22		750,000	750,000	$(17)
U.S. Dollar/Indian Rupee, Call	JPMorgan Chase & Co.	9/23/19	71.50	INR	650,000	650,000	(6,847)
U.S. Dollar/Indian Rupee, Call	Barclays Bank PLC	1/13/20	71.70	INR	725,000	725,000	(18,880)
U.S. Dollar/Indonesian Rupiah, Call	JPMorgan Chase & Co.	1/14/20	15,000.00	IDR	700,000	700,000	(5,793)
Total OTC Written Options (Premiums received — $35,433)							$(31,537)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

IDR	— Indonesian Rupiah

INR	— Indian Rupee

At August 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	650,000,000	USD	200,000	Citibank N.A.	9/4/19	$(11,230)
USD	189,654	COP	650,000,000	Citibank N.A.	9/4/19	0	(a)
ARS	7,683,000	USD	168,672	Citibank N.A.	9/13/19	(45,989)
ARS	9,058,000	USD	188,316	Citibank N.A.	9/13/19	(43,677)
USD	319,119	ARS	16,741,000	Citibank N.A.	9/13/19	51,797
USD	252,788	ARS	16,385,715	Goldman Sachs Group Inc.	9/13/19	(8,861)
COP	619,393,334	USD	181,321	JPMorgan Chase & Co.	9/13/19	(1,501)
USD	181,056	COP	619,393,334	JPMorgan Chase & Co.	9/13/19	1,236
USD	528,505	RUB	34,045,000	Bank of America N.A.	10/15/19	21,324

See Notes to Financial Statements.

16	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

Western Asset Emerging Markets Debt Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	105,130	INR	7,569,379	Barclays Bank PLC	10/15/19	$(328)
USD	255,290	INR	18,437,000	Barclays Bank PLC	10/15/19	(1,578)
USD	284,038	INR	20,455,000	Barclays Bank PLC	10/15/19	(945)
USD	369,825	INR	26,416,567	Barclays Bank PLC	10/15/19	1,784
USD	71,006	ARS	3,365,680	Citibank N.A.	10/15/19	22,620
USD	538,670	BRL	2,097,042	JPMorgan Chase & Co.	10/15/19	33,839
USD	196,188	IDR	2,810,595,696	JPMorgan Chase & Co.	10/15/19	(943)
USD	413,203	IDR	5,978,628,000	JPMorgan Chase & Co.	10/15/19	(6,129)
TRY	110,520	USD	18,610	Barclays Bank PLC	10/17/19	0	(a)
USD	18,423	TRY	110,520	Barclays Bank PLC	10/17/19	(187)
SAR	292,000	USD	77,844	Bank of America N.A.	11/14/19	9
USD	1,101,523	SAR	4,136,000	Bank of America N.A.	11/14/19	(1,212)
Total						$10,029

(a)	Value is less than $1.

Abbreviations used in this table:

ARS	— Argentine Peso

BRL	— Brazilian Real

COP	— Colombian Peso

IDR	— Indonesian Rupiah

INR	— Indian Rupee

RUB	— Russian Ruble

SAR	— Saudi Arabian Riyal

TRY	— Turkish Lira

USD	— United States Dollar

Summary of Investments by Country
Indonesia	9.9%
Mexico	7.8
China	7.4
Brazil	6.4
Turkey	5.6
Russia	5.6
Colombia	3.7
Kazakhstan	3.5
United Arab Emirates	3.3
Peru	3.2
Qatar	2.7
Argentina	2.6
Ecuador	2.4

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2019

Western Asset Emerging Markets Debt Fund

Summary of Investments by Country (cont’d)
Ukraine	2.4%
Philippines	2.2
Oman	2.0
Bahrain	1.9
South Africa	1.8
Chile	1.4
Egypt	1.4
Panama	1.4
Kuwait	1.3
Uruguay	1.3
Dominican Republic	1.2
Saudi Arabia	1.2
Nigeria	1.2
Ghana	1.2
Sri Lanka	1.2
Venezuela	1.1
Vietnam	1.1
Jordan	0.7
Malaysia	0.7
Costa Rica	0.7
El Salvador	0.7
Senegal	0.6
Morocco	0.6
Paraguay	0.6
Jamaica	0.6
Romania	0.6
Angola	0.6
Kenya	0.5
Ethiopia	0.5
Singapore	0.5
Armenia	0.5
Cayman Islands	0.5
Ivory Coast	0.5
Purchased Options	0.1
Short-Term Investments	1.1
100.0%

See Notes to Financial Statements.

18	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $38,851,007)	$38,934,768
Investments in affiliated securities, at value (Cost — $125,361)	125,361
Cash	1,016,522
Foreign currency, at value (Cost — $44,751)	42,503
Interest receivable	570,450
Receivable for securities sold	367,790
Unrealized appreciation on forward foreign currency contracts	132,609
Deposits with brokers for OTC derivatives	70,000
Receivable for Fund shares sold	6,436
Prepaid expenses	46,519
Total Assets	41,312,958

Liabilities:
Payable for securities purchased	234,422
Unrealized depreciation on forward foreign currency contracts	122,580
Written options, at value (premiums received — $35,433)	31,537
Payable for Fund shares repurchased	15,891
Service and/or distribution fees payable	3,824
Investment management fee payable	930
Trustees’ fees payable	116
Accrued expenses	83,405
Total Liabilities	492,705
Total Net Assets	$40,820,253

Net Assets:
Par value (Note 7)	$83
Paid-in capital in excess of par value	80,577,719
Total distributable earnings (loss)	(39,757,549)
Total Net Assets	$40,820,253

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	19

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2019

Net Assets:
Class A	$11,547,024
Class A2	$2,276,599
Class C	$982,159
Class FI	$143,162
Class I	$24,745,091
Class IS	$1,126,218

Shares Outstanding:
Class A	2,357,283
Class A2	465,919
Class C	201,072
Class FI	29,047
Class I	5,060,016
Class IS	230,958

Net Asset Value:
Class A (and redemption price)	$4.90
Class A2 (and redemption price)	$4.89
Class C*	$4.88
Class FI (and redemption price)	$4.93
Class I (and redemption price)	$4.89
Class IS (and redemption price)	$4.88
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$5.12
Class A2 (based on maximum initial sales charge of 4.25%)	$5.11

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

20	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2019

Investment Income:
Interest from unaffiliated investments	$1,266,103
Interest from affiliated investments	5,345
Less: Foreign taxes withheld	(9,224)
Total Investment Income	1,262,224

Expenses:
Investment management fee (Note 2)	123,931
Registration fees	59,940
Fund accounting fees	35,564
Service and/or distribution fees (Notes 2 and 5)	22,664
Transfer agent fees (Note 5)	20,747
Audit and tax fees	19,534
Legal fees	12,843
Shareholder reports	11,648
Custody fees	1,604
Insurance	667
Trustees’ fees	498
Commitment fees (Note 9)	231
Interest expense	37
Miscellaneous expenses	4,543
Total Expenses	314,451
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(129,690)
Net Expenses	184,761
Net Investment Income	1,077,463

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(410,768)
Futures contracts	(11,931)
Written options	26,468
Swap contracts	(79,818)
Forward foreign currency contracts	(87,149)
Foreign currency transactions	(631)
Net Realized Loss	(563,829)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	1,910,705
Futures contracts	(577)
Written options	(14,246)
Swap contracts	59,042

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	21

Statement of operations (unaudited) (cont’d)

For the Six Months Ended August 31, 2019

Forward foreign currency contracts	25,891
Foreign currencies	(10,920)
Change in Net Unrealized Appreciation (Depreciation)	1,969,895
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	1,406,066
Increase in Net Assets From Operations	$2,483,529

See Notes to Financial Statements.

22	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2019 (unaudited) and the Year Ended February 28, 2019	August 31	February 28

Operations:
Net investment income	$1,077,463	$2,967,664
Net realized loss	(563,829)	(3,699,663)
Change in net unrealized appreciation (depreciation)	1,969,895	(1,647,682)
Increase (Decrease) in Net Assets From Operations	2,483,529	(2,379,681)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(495,006)	(2,859,663)
Decrease in Net Assets From Distributions to Shareholders	(495,006)	(2,859,663)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,534,035	15,693,040
Reinvestment of distributions	486,992	2,503,347
Cost of shares repurchased	(6,241,839)	(58,828,924)
Decrease in Net Assets From Fund Share Transactions	(2,220,812)	(40,632,537)
Decrease in Net Assets	(232,289)	(45,871,881)

Net Assets:
Beginning of period	41,052,542	86,924,423
End of period	$40,820,253	$41,052,542

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	23

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2019[2]	2019	2018	2017	2016[3]	2015

Net asset value, beginning of period	$4.66	$4.95	$5.02	$4.57	$5.01	$5.23

Income (loss) from operations:
Net investment income	0.12	0.24	0.26	0.27	0.23	0.26
Net realized and unrealized gain (loss)	0.17	(0.28)	(0.09)	0.39	(0.39)	(0.25)
Total income (loss) from operations	0.29	(0.04)	0.17	0.66	(0.16)	0.01

Less distributions from:
Net investment income	(0.05)	(0.25)	(0.24)	(0.21)	(0.28)	(0.23)
Total distributions	(0.05)	(0.25)	(0.24)	(0.21)	(0.28)	(0.23)

Net asset value, end of period	$4.90	$4.66	$4.95	$5.02	$4.57	$5.01
Total return[4]	6.32%	(0.53)%	3.38%	14.57%	(3.30)%	0.10%

Net assets, end of period (000s)	$11,547	$11,069	$8,752	$8,587	$7,850	$50,419

Ratios to average net assets:
Gross expenses	1.62%[5]	1.59%	1.30%	1.35%	1.37%	1.40%
Net expenses[6,7]	1.00 [5]	1.06	1.01	1.14	1.25	1.25
Net investment income	5.11 [5]	5.27	5.11	5.48	4.88	4.96

Portfolio turnover rate	19%	33%	44%	44%	46%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.25%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A2 Shares[1]	2019[2]	2019	2018	2017	2016[3]	2015

Net asset value, beginning of period	$4.65	$4.94	$5.01	$4.56	$4.99	$5.22

Income (loss) from operations:
Net investment income	0.12	0.24	0.25	0.27	0.23	0.26
Net realized and unrealized gain (loss)	0.17	(0.28)	(0.08)	0.39	(0.38)	(0.25)
Total income (loss) from operations	0.29	(0.04)	0.17	0.66	(0.15)	0.01

Less distributions from:
Net investment income	(0.05)	(0.25)	(0.24)	(0.21)	(0.28)	(0.24)
Total distributions	(0.05)	(0.25)	(0.24)	(0.21)	(0.28)	(0.24)

Net asset value, end of period	$4.89	$4.65	$4.94	$5.01	$4.56	$4.99
Total return[4]	6.33%	(0.56)%	3.32%	14.62%	(3.06)%	(0.01)%

Net assets, end of period (000s)	$2,277	$2,368	$3,108	$3,312	$3,166	$3,666

Ratios to average net assets:
Gross expenses	1.66%[5]	1.59%	1.38%	1.35%	1.24%	1.29%
Net expenses[6]	1.05 [5,7]	1.06 [7]	1.10 [7]	1.13 [7]	1.24	1.17 [7]
Net investment income	5.07 [5]	5.24	5.03	5.47	4.89	5.04

Portfolio turnover rate	19%	33%	44%	44%	46%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A2 shares did not exceed 1.45%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	25

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2019[2]	2019	2018	2017	2016[3]	2015

Net asset value, beginning of period	$4.65	$4.93	$5.01	$4.56	$4.99	$5.21

Income (loss) from operations:
Net investment income	0.10	0.21	0.22	0.23	0.20	0.22
Net realized and unrealized gain (loss)	0.17	(0.28)	(0.10)	0.40	(0.39)	(0.25)
Total income (loss) from operations	0.27	(0.07)	0.12	0.63	(0.19)	(0.03)

Less distributions from:
Net investment income	(0.04)	(0.21)	(0.20)	(0.18)	(0.24)	(0.19)
Total distributions	(0.04)	(0.21)	(0.20)	(0.18)	(0.24)	(0.19)

Net asset value, end of period	$4.88	$4.65	$4.93	$5.01	$4.56	$4.99
Total return[4]	5.74%	(1.26)%	2.39%	14.00%	(3.94)%	(0.70)%

Net assets, end of period (000s)	$982	$952	$1,527	$1,629	$1,137	$1,425

Ratios to average net assets:
Gross expenses	2.43%[5]	2.35%	2.10%	2.12%	2.00%	2.14%
Net expenses[6,7]	1.81 [5]	1.82	1.81	1.90	2.00	2.00
Net investment income	4.30 [5]	4.45	4.33	4.72	4.14	4.20

Portfolio turnover rate	19%	33%	44%	44%	46%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

26	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class FI Shares[1]	2019[2]	2019	2018	2017	2016[3]	2015

Net asset value, beginning of period	$4.70	$4.98	$5.04	$4.56	$5.01	$5.22

Income (loss) from operations:
Net investment income	0.12	0.36	0.26	0.28	0.29	0.27
Net realized and unrealized gain (loss)	0.17	(0.27)	(0.09)	0.39	(0.35)	(0.26)
Total income (loss) from operations	0.29	0.09	0.17	0.67	(0.06)	0.01

Less distributions from:
Net investment income	(0.06)	(0.37)	(0.23)	(0.19)	(0.39)	(0.22)
Total distributions	(0.06)	(0.37)	(0.23)	(0.19)	(0.39)	(0.22)

Net asset value, end of period	$4.93	$4.70	$4.98	$5.04	$4.56	$5.01
Total return[4]	6.14%	2.19%[5]	3.38%	14.91%	(1.17)%[6]	0.10%

Net assets, end of period (000s)	$143	$137	$153	$285	$298	$512

Ratios to average net assets:
Gross expenses	1.77%[7]	1.41%[8]	1.32%	1.26%	1.12%	1.90%
Net expenses[9]	1.10 [7,10]	0.88 [8,10]	1.03 [10]	1.05 [10]	1.12	1.20 [10]
Net investment income	5.02 [7]	5.43 [8]	5.16	5.68	5.82	4.98

Portfolio turnover rate	19%	33%	44%	44%	46%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Total return includes a payment by an affiliate to reimburse Class FI shares for a NAV error. Absent this payment, total return would have been 1.75% for the year ended February 28, 2019.

[6]	Total return includes a voluntary reimbursement by the investment manager for shareholder record keeping expense. Absent this reimbursement, total return would have been (3.56)%

[7]	Annualized.

[8]

Ratios for the year ended February 28, 2019 do not reflect the one-time transfer agent fee adjustment of $3,300 related to a prior period over accrual. If this adjustment were included, the gross expense, net expense and net investment income ratios for Class FI shares for the year ended February 28, 2019 would have been (0.96%), (1.49%), and 7.79%, respectively.

[9]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.20%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2019[2]	2019	2018	2017	2016[3]	2015

Net asset value, beginning of period	$4.66	$4.94	$5.01	$4.56	$4.99	$5.21

Income (loss) from operations:
Net investment income	0.13	0.26	0.27	0.28	0.25	0.28
Net realized and unrealized gain (loss)	0.16	(0.27)	(0.09)	0.39	(0.39)	(0.25)
Total income (loss) from operations	0.29	(0.01)	0.18	0.67	(0.14)	0.03

Less distributions from:
Net investment income	(0.06)	(0.27)	(0.25)	(0.22)	(0.29)	(0.25)
Total distributions	(0.06)	(0.27)	(0.25)	(0.22)	(0.29)	(0.25)

Net asset value, end of period	$4.89	$4.66	$4.94	$5.01	$4.56	$4.99
Total return[4]	6.26%	(0.06)%	3.63%	14.86%	(2.79)%	0.44%

Net assets, end of period (000s)	$24,745	$25,175	$71,321	$69,521	$99,853	$181,792

Ratios to average net assets:
Gross expenses	1.44%[5]	1.26%	1.08%	1.07%	0.98%	0.95%
Net expenses[6,7]	0.80 [5]	0.74	0.79	0.85	0.95	0.90
Net investment income	5.31 [5]	5.47	5.33	5.77	5.16	5.31

Portfolio turnover rate	19%	33%	44%	44%	46%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 0.95%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2019[2]	2019	2018	2017	2016[3]	2015

Net asset value, beginning of period	$4.64	$4.93	$5.00	$4.55	$4.98	$5.21

Income (loss) from operations:
Net investment income	0.13	0.26	0.27	0.29	0.25	0.29
Net realized and unrealized gain (loss)	0.17	(0.28)	(0.08)	0.38	(0.38)	(0.26)
Total income (loss) from operations	0.30	(0.02)	0.19	0.67	(0.13)	0.03

Less distributions from:
Net investment income	(0.06)	(0.27)	(0.26)	(0.22)	(0.30)	(0.26)
Total distributions	(0.06)	(0.27)	(0.26)	(0.22)	(0.30)	(0.26)

Net asset value, end of period	$4.88	$4.64	$4.93	$5.00	$4.55	$4.98
Total return[4]	6.53%	(0.22)%	3.72%	14.98%	(2.59)%	0.47%

Net assets, end of period (000s)	$1,126	$1,170	$1,840	$1,659	$112	$35

Ratios to average net assets:
Gross expenses	1.35%[5]	1.26%	1.04%	1.05%	0.94%	1.10%
Net expenses[6,7]	0.70 [5]	0.70	0.71	0.80	0.80	0.80
Net investment income	5.41 [5]	5.58	5.39	5.86	5.32	5.36

Portfolio turnover rate	19%	33%	44%	44%	46%	31%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2019 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective March 31, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	29

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation.Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

30	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$22,968,964	—	$22,968,964
Corporate bonds & notes	—	15,606,200	—	15,606,200
Purchased options	—	40,503	—	40,503
Non-U.S. treasury inflation protected securities	—	20,720	—	20,720
Total long-term investments	—	38,636,387	—	38,636,387
Short-term investments†:
Sovereign bonds	—	298,381	—	298,381
Money market funds	—	125,361	—	125,361
Total short-term investments	—	423,742	—	423,742
Total investments	—	$39,060,129	—	$39,060,129
Other financial instruments:
Forward foreign currency contracts	—	$132,609	—	$132,609
Total	—	$39,192,738	—	$39,192,738

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	—	$31,537	—	$31,537
Forward foreign currency contracts	—	122,580	—	122,580
Total	—	$154,117	—	$154,117

†	See Schedule of Investments for additional detailed categorizations.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or

32	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counter-party in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks

34	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of August 31, 2019, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended August 31, 2019, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

36	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of August 31, 2019, the Fund held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $154,117. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of August 31, 2019, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $70,000, which could be used to reduce the required payment.

38	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

At August 31, 2019, the Fund held non-cash collateral from JPMorgan Chase & Co. in the amount of $62,226. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”) and Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London and Western Asset Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset London and Western Asset Singapore provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London and Western Asset Singapore monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class A2, Class C, Class C1, Class FI, Class I and Class IS shares did not exceed 1.10%, 1.30%, 1.85%, 1.55%, 1.10%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended August 31, 2019, fees waived and/or expenses reimbursed amounted to $129,690.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the

40	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. There was a CDSC of 1.00% on Class C1 shares, which applied if redemption occurred within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2
Sales charges	$199	$294
CDSCs	—	—

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$7,392,497
Sales	9,844,564

At August 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$38,976,368	$3,474,821	$(3,391,060)	$83,761
Written options	(35,433)	18,351	(14,455)	3,896
Forward foreign currency contracts	—	132,609	(122,580)	10,029

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2019.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Purchased options[2]	$40,503
Forward foreign currency contracts	132,609
Total	$173,112

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Written options	$31,537
Forward foreign currency contracts	122,580
Total	$154,117

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	—	$(25,044)	—	$(25,044)
Written options	—	26,468	—	26,468
Futures contracts	$(11,931)	—	—	(11,931)
Swap contracts	—	—	$(79,818)	(79,818)
Forward foreign currency contracts	—	(87,149)	—	(87,149)
Total	$(11,931)	$(85,725)	$(79,818)	$(177,474)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in unaffiliated securities in the Statement of Operations.

42	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	—	$12,518	—	$12,518
Written options	—	(14,246)	—	(14,246)
Futures contracts	$(577)	—	—	(577)
Swap contracts	—	—	$59,042	59,042
Forward foreign currency contracts	—	25,891	—	25,891
Total	$(577)	$24,163	$59,042	$82,628

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

During the six months ended August 31, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$35,175
Written options	24,345
Futures contracts (to sell)†	87,143
Forward foreign currency contracts (to buy)	519,054
Forward foreign currency contracts (to sell)	3,276,081

Average Notional Balance
Credit default swap contracts (to buy protection)†	$2,400,000

†	At August 31, 2019, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of August 31, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$21,333	$(1,212)	$20,121	—	$20,121
Barclays Bank PLC	2,307	(21,918)	(19,611)	$21,918	2,307
Citibank N.A.	74,417	(100,896)	(26,479)	40,000	13,521
Goldman Sachs Group Inc.	—	(8,861)	(8,861)	—	(8,861)
JPMorgan Chase & Co.	75,055	(21,230)	53,825	(62,226)	(8,401)
Total	$173,112	$(154,117)	$18,995	$(308)	$18,687

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class C1 and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.70% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$14,215	$3,099
Class A2	2,904	1,139
Class C	4,881	557
Class C1[1]	489	75
Class FI	175	147
Class I	—	15,540
Class IS	—	190
Total	$22,664	$20,747

[1]	On August 16, 2019, the Fund converted its Class C1 shares into Class A shares.

For the six months ended August 31, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$34,866
Class A2	7,123
Class C	2,993
Class C1[1]	443
Class FI	471
Class I	80,017
Class IS	3,777
Total	$129,690

[1]	On August 16, 2019, the Fund converted its Class C1 shares into Class A shares.

44	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended August 31, 2019	Year Ended February 28, 2019
Net Investment Income:
Class A	$125,188	$529,992
Class A2	26,329	147,850
Class C	7,428	47,846
Class C1[1]	1,641	9,760
Class FI	1,639	11,081
Class I	317,696	2,025,016
Class IS	15,085	88,118
Total	$495,006	$2,859,663

[1]	On August 16, 2019, the Fund converted its Class C1 shares into Class A shares.

7. Shares of beneficial interest

At August 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2019		Year Ended February 28, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	88,645	$427,510	1,044,467	$4,818,070
Shares issued on reinvestment	25,255	120,427	110,447	502,203
Shares repurchased	(129,716)	(620,972)	(549,076)	(2,589,870)
Net increase (decrease)	(15,816)	$(73,035)	605,838	$2,730,403

Class A2
Shares sold	24,809	$118,178	20,751	$97,835
Shares issued on reinvestment	5,537	26,329	32,412	147,850
Shares repurchased	(73,210)	(347,718)	(173,466)	(796,184)
Net decrease	(42,864)	$(203,211)	(120,303)	$(550,499)

Class C
Shares sold	11,322	$55,040	29,248	$135,425
Shares issued on reinvestment	1,520	7,232	10,292	47,030
Shares repurchased	(16,293)	(78,233)	(144,629)	(679,094)
Net decrease	(3,451)	$(15,961)	(105,089)	$(496,639)

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended August 31, 2019		Year Ended February 28, 2019
	Shares	Amount	Shares	Amount
Class C1[1]
Shares sold	—	—	—	—
Shares issued on reinvestment	341	$1,641	2,122	$9,760
Shares repurchased	(39,015)	(191,264)	(8,244)	(37,660)
Net decrease	(38,674)	$(189,623)	(6,122)	$(27,900)

Class FI
Shares sold	840	$4,129	8,558	$42,767
Shares issued on reinvestment	342	1,638	2,404	11,081
Shares repurchased	(1,277)	(6,195)	(12,618)	(61,318)
Net decrease	(95)	$(428)	(1,656)	$(7,470)

Class I
Shares sold	601,844	$2,847,720	2,252,224	$10,406,488
Shares issued on reinvestment	66,173	314,640	371,271	1,697,305
Shares repurchased	(1,011,500)	(4,801,709)	(11,653,949)	(53,837,349)
Net decrease	(343,483)	$(1,639,349)	(9,030,454)	$(41,733,556)

Class IS
Shares sold	17,383	$81,458	40,497	$192,455
Shares issued on reinvestment	3,184	15,085	19,357	88,118
Shares repurchased	(41,498)	(195,748)	(181,324)	(827,449)
Net decrease	(20,931)	$(99,205)	(121,470)	$(546,876)

[1]

On August 16, 2019, the Fund converted 183 Class C1 shares into 182 Class A shares, valued at $885. These amounts are reflected in the Class A shares sold and Class C1 shares repurchased, respectively.

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended August 31,

46	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

2019. The following transactions were effected in shares of such companies for the six months ended August 31, 2019.

	Affiliate Value at February 28, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$801,711	$7,095,359	7,095,359	$7,771,709	7,771,709

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2019
Western Asset Government Cash Management Portfolio LLC	—	$5,345	—	$125,361

9. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2019, the Fund incurred a commitment fee in the amount of $231. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2019.

10. Deferred capital losses

As of February 28, 2019, the Fund had deferred capital losses of $39,691,706, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) —

Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

48	Western Asset Emerging Markets Debt Fund 2019 Semi-Annual Report

Western Asset

Emerging Markets Debt Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Emerging Markets Debt Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Emerging Markets Debt Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Emerging Markets Debt Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX011343 10/19 SR19-3725

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 23, 2019

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 23, 2019